Share-Based Compensation - Summary of Share Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Number of Options, Outstanding Beginning	21,005,541
Number of Options, Granted	1,395,408
Number of Options, Exercised	(5,173,523)
Number of Options, Forfeited	(2,287,481)
Number of Options, Outstanding Ending	14,939,945	21,005,541
Number of Options, Vested and expected to vest	14,939,945
Number of Options, Exercisable	1,251,990
Weighted-Average Exercise Price, Outstanding beginning	$ 1.756
Weighted-Average Exercise Price, Granted	0.0002
Weighted-Average Exercise Price, Exercised	0.0002
Weighted-Average Exercise Price, Forfeited	1.5826
Weighted-Average Exercise Price, Outstanding Ending	2.2266	$ 1.756
Weighted-Average Exercise Price, Vested and expected to vest	2.2266
Weighted-Average Exercise Price, Exercisable	2.9451
Weighted-Average Grant Date Fair Value, Outstanding Beginning	7.84
Weighted-Average Grant Date Fair Value, Granted	0.74	3.07	$ 0.66
Weighted-Average Grant Date Fair Value, Exercised	24.3
Weighted-Average Grant Date Fair Value, Forfeited	1.59
Weighted-Average Grant Date Fair Value, Outstanding Ending	2.43	$ 7.84
Weighted-Average Grant Date Fair Value, Vested and expected to vest	2.43
Weighted-Average Grant Date Fair Value, Exercisable	$ 16.82
Weighted-Average Remaining Contractual Term, Outstanding	7 years 8 months 19 days	5 years 7 months 9 days
Weighted-Average Remaining Contractual Term, Vested and expected to vest	7 years 8 months 19 days
Weighted-Average Remaining Contractual Term, Exercisable	5 years 18 days
Aggregate Intrinsic Value, Outstanding	$ 4,238	$ 10,441
Aggregate Intrinsic Value, Vested and expected to vest	4,238
Aggregate Intrinsic Value, Exercisable	$ 901